Plant and Equipment - Schedule of Plant and Equipment (Details)	12 Months Ended
	Dec. 31, 2024 MYR (RM)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 MYR (RM)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 MYR (RM)
Plant and Equipment - Schedule of Plant and Equipment (Details) [Line Items]
Balance at beginning	RM 1,661,549
Balance at ending	26,582,995	$ 5,939,671	RM 1,661,549
Depreciation charge during the year	581,489	129,927	204,739		RM 321,257
Computer and Software [Member]
Plant and Equipment - Schedule of Plant and Equipment (Details) [Line Items]
Balance at beginning	140,065
Balance at ending	105,309	23,530	140,065
Motor Vehicle [Member]
Plant and Equipment - Schedule of Plant and Equipment (Details) [Line Items]
Balance at beginning	49,684
Balance at ending	319,806	71,457	49,684
Office Equipment [Member]
Plant and Equipment - Schedule of Plant and Equipment (Details) [Line Items]
Balance at beginning	17,989
Balance at ending	8,749	1,955	17,989
Equipment and Tools [Member]
Plant and Equipment - Schedule of Plant and Equipment (Details) [Line Items]
Balance at beginning	21,185
Balance at ending	37,141	8,299	21,185
Signboard [Member]
Plant and Equipment - Schedule of Plant and Equipment (Details) [Line Items]
Balance at beginning	3,889
Balance at ending			3,889
Office Renovation [Member]
Plant and Equipment - Schedule of Plant and Equipment (Details) [Line Items]
Balance at beginning	31,896
Balance at ending	980,854	219,161	31,896
Solar Asset Under Construction [Member]
Plant and Equipment - Schedule of Plant and Equipment (Details) [Line Items]
Balance at beginning
Balance at ending	470,396	105,105
Plant and Machinery & Solar Asset Plant [Member]
Plant and Equipment - Schedule of Plant and Equipment (Details) [Line Items]
Balance at beginning	1,376,231
Balance at ending	24,476,209	5,468,933	1,376,231
Forklift [Member]
Plant and Equipment - Schedule of Plant and Equipment (Details) [Line Items]
Balance at beginning	20,610
Balance at ending	12,811	2,862	20,610
Capital Work-in-Progress [Member]
Plant and Equipment - Schedule of Plant and Equipment (Details) [Line Items]
Balance at beginning
Balance at ending	171,720	38,369
Cost [Member]
Plant and Equipment - Schedule of Plant and Equipment (Details) [Line Items]
Balance at beginning	2,496,216		1,040,954
Addition	25,535,714		1,455,262
Written off	(52,610)
Balance at ending	27,979,320		2,496,216		1,040,954
Cost [Member] | Computer and Software [Member]
Plant and Equipment - Schedule of Plant and Equipment (Details) [Line Items]
Balance at beginning	223,714		148,264
Addition	30,500		75,450
Written off
Balance at ending	254,214		223,714		148,264
Cost [Member] | Motor Vehicle [Member]
Plant and Equipment - Schedule of Plant and Equipment (Details) [Line Items]
Balance at beginning	79,747		79,747
Addition	289,800
Written off
Balance at ending	369,547		79,747		79,747
Cost [Member] | Office Equipment [Member]
Plant and Equipment - Schedule of Plant and Equipment (Details) [Line Items]
Balance at beginning	39,318		35,388
Addition	4,240		3,930
Written off	(3,930)
Balance at ending	39,628		39,318		35,388
Cost [Member] | Equipment and Tools [Member]
Plant and Equipment - Schedule of Plant and Equipment (Details) [Line Items]
Balance at beginning	33,389		33,389
Addition	26,000
Written off
Balance at ending	59,389		33,389		33,389
Cost [Member] | Signboard [Member]
Plant and Equipment - Schedule of Plant and Equipment (Details) [Line Items]
Balance at beginning	7,180		7,180
Addition
Written off	(7,180)
Balance at ending			7,180		7,180
Cost [Member] | Office Renovation [Member]
Plant and Equipment - Schedule of Plant and Equipment (Details) [Line Items]
Balance at beginning	41,500
Addition	1,082,273		41,500
Written off	(41,500)
Balance at ending	1,082,273		41,500
Cost [Member] | Solar Asset Under Construction [Member]
Plant and Equipment - Schedule of Plant and Equipment (Details) [Line Items]
Balance at beginning
Addition	470,396
Written off
Balance at ending	470,396
Cost [Member] | Plant and Machinery & Solar Asset Plant [Member]
Plant and Equipment - Schedule of Plant and Equipment (Details) [Line Items]
Balance at beginning	2,025,568		691,186
Addition	23,460,785		1,334,382
Written off
Balance at ending	25,486,353		2,025,568		691,186
Cost [Member] | Forklift [Member]
Plant and Equipment - Schedule of Plant and Equipment (Details) [Line Items]
Balance at beginning	45,800		45,800
Addition
Written off
Balance at ending	45,800		45,800		45,800
Cost [Member] | Capital Work-in-Progress [Member]
Plant and Equipment - Schedule of Plant and Equipment (Details) [Line Items]
Balance at beginning
Addition	171,720
Written off
Balance at ending	171,720
Accumulated Depreciation [Member]
Plant and Equipment - Schedule of Plant and Equipment (Details) [Line Items]
Balance at beginning	834,667		629,928
Written off	(19,831)
Balance at ending	1,396,325		834,667		629,928
Depreciation charge during the year | $		581,489,000,000		$ 204,739,000,000
Accumulated Depreciation [Member] | Computer and Software [Member]
Plant and Equipment - Schedule of Plant and Equipment (Details) [Line Items]
Balance at beginning	83,649		43,520
Written off
Balance at ending	148,905		83,649		43,520
Depreciation charge during the year | $		65,256,000,000		40,129,000,000
Accumulated Depreciation [Member] | Motor Vehicle [Member]
Plant and Equipment - Schedule of Plant and Equipment (Details) [Line Items]
Balance at beginning	30,063		13,903
Written off
Balance at ending	49,741		30,063		13,903
Depreciation charge during the year | $		19,678,000,000		16,160,000,000
Accumulated Depreciation [Member] | Office Equipment [Member]
Plant and Equipment - Schedule of Plant and Equipment (Details) [Line Items]
Balance at beginning	21,329		13,353
Written off	(852)
Balance at ending	30,879		21,329		13,353
Depreciation charge during the year | $		10,402,000,000		7,976,000,000
Accumulated Depreciation [Member] | Equipment and Tools [Member]
Plant and Equipment - Schedule of Plant and Equipment (Details) [Line Items]
Balance at beginning	12,204		5,526
Written off
Balance at ending	22,248		12,204		5,526
Depreciation charge during the year | $		10,044,000,000		6,678,000,000
Accumulated Depreciation [Member] | Signboard [Member]
Plant and Equipment - Schedule of Plant and Equipment (Details) [Line Items]
Balance at beginning	3,291		1,496
Written off	(4,189)
Balance at ending			3,291		1,496
Depreciation charge during the year | $		898,000,000		1,795,000,000
Accumulated Depreciation [Member] | Office Renovation [Member]
Plant and Equipment - Schedule of Plant and Equipment (Details) [Line Items]
Balance at beginning	9,604
Written off	(14,790)
Balance at ending	101,419		9,604
Depreciation charge during the year | $		106,605,000,000		9,604,000,000
Accumulated Depreciation [Member] | Plant and Machinery & Solar Asset Plant [Member]
Plant and Equipment - Schedule of Plant and Equipment (Details) [Line Items]
Balance at beginning	649,337		536,100
Written off
Balance at ending	1,010,144		649,337		536,100
Depreciation charge during the year | $		360,807,000,000		113,237,000,000
Accumulated Depreciation [Member] | Forklift [Member]
Plant and Equipment - Schedule of Plant and Equipment (Details) [Line Items]
Balance at beginning	25,190		16,030
Written off
Balance at ending	RM 32,989		RM 25,190		RM 16,030
Depreciation charge during the year | $		$ 7,799,000,000		$ 9,160,000,000